Transactions With Related Parties (Details) - Schedule of compensation to key management personnel for employee services $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Schedule of compensation to key management personnel for employee services [Abstract]
Salaries, management and consulting fees and other short-term benefits	$ 122	$ 159	$ 276
Pension, post retirement and other benefits		2	2
Share-based payments	23	12	51
Total compensation expense	$ 145	$ 173	$ 329
Number of persons	8	8	8